Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalent [Line Items]
Restricted cash and cash equivalents	£ 627	£ 170
Cash and cash equivalents	2,526	2,602
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 14	£ 125